TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
TRANSACTIONS WITH RELATED PARTIES
Schedule of summary of main transactions with related parties

b)    The following table presents the main transactions with related parties as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)

Statement of financial position -
Direct loans	1,909,516	1,657,206
Investments (*)	1,165,661	935,286
Deposits (**)	(1,582,412)	(751,990)
Derivatives at fair value	4,408	4,984

(*)   The balance includes mainly S/167.1 million of shares and S/200.3 million of bonds issued by Alicorp S.A.A., S/153.0 million of bonds issued by Cementos Pacasmayo S.A., and S/280.8 million of shares of Inversiones Centenario. The increase in the balance corresponds mainly to the acquisition of corporate bonds issued by Alicorp S.A.

(**) It corresponds to deposits of legal and natural persons. The increase corresponds mainly to higher deposits from related companies Inversiones Piuranas, Inversiones Centenario and Cementos Pacasmayo among other variations.

	2020	2019
	S/(000)	S/(000)

Statement of income
Interest income related to loans	57,373	28,477
Interest expenses related to deposits	(17,212)	(10,377)
Other income	24,411	9,698

Off-balance sheet
Indirect loans	431,089	373,865

Schedule of summary of group's key executives compensation

e)    The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2020 and 2019 was as follows:

	2020	2019
	S/(000)	S/(000)

Director’s compensation	6,106	6,766
Senior Management Compensation:
Remuneration	32,396	32,218
Stock awards vested	22,756	27,157
Total	61,258	66,141

Schedule of funds in which group holds interests

f)     At December 31, 2020 and 2019 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2020	2019
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars (*)	427,012	38,149
Bolivianos	138,887	126,722
Soles	553,947	59,934
Colombian pesos	67,284	17,475
Chilean pesos	1,522	6,765
Total	1,188,652	249,045

Restricted mutual funds, Note 6(a)(iv)	436,881	460,086

(*) The increase in the balance corresponds mainly to the purchase of new participations in mutual funds. See Note 6(a)(iii).